CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	30,612	22,014
Short-term investments (including available-for-sale securities at fair value of 4,154 and nil, respectively), including related party amounts of 9,235 and 101, respectively	14,633	4,034
Trade receivables, net of allowance for doubtful accounts of 3,753 and 3,461, respectively	34,554	33,372
Accounts receivable, related parties	965	336
Inventory and spare parts	8,498	8,586
Prepaid expenses, including related party amounts of 123 and 60, respectively	9,811	9,905
Deferred tax assets	7,933	6,998
VAT receivable	6,651	5,415
Other current assets	3,019	1,702
Total current assets	116,676	92,362
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of 293,389 and 242,886, including advances to related parties of 367 and 1,024, respectively	270,660	271,781
GOODWILL	32,704	32,428
DEBT ISSUANCE COSTS, net of accumulated amortization of 2,375 and 3,184, respectively	2,023	3,574
INVESTMENTS IN AND ADVANCES TO ASSOCIATES	13,393	5,532
OTHER INVESTMENTS, including related party amounts of 743 and 3,024, respectively	4,392	5,814
OTHER NON-CURRENT ASSETS, including restricted cash of nil and 115, deferred tax assets of 862 and 2,186, respectively	4,051	2,467
Total assets	485,524	454,978
CURRENT LIABILITIES:
Accounts payable, related parties	3,315	2,338
Trade payables	23,864	22,588
Subscriber prepayments and deposits	17,884	16,548
Debt, current portion	7,564	17,422
Notes payable, current portion	17,462	10,039
Deferred connection fees, current portion	1,604	1,463
Income tax payable	997	728
Accrued liabilities	27,674	25,438
Provision for claims in Uzbekistan		8,031
Bitel liability		6,718
Other payables (including capital lease obligations of 38 and 163, respectively)	1,498	2,092
Total current liabilities	101,862	113,405
LONG-TERM LIABILITIES:
Notes payable, net of current portion	85,282	70,737
Debt, net of current portion	108,792	133,695
Deferred connection fees, net of current portion	2,045	2,354
Deferred taxes	21,202	10,670
Retirement and post-retirement obligations	1,059	1,212
Property, plant and equipment contributions	2,428	2,684
Other long-term liabilities (including capital lease obligations of 10 and 49, respectively)	3,869	3,932
Total long-term liabilities	224,677	225,284
Total liabilities	326,539	338,689
Commitments and contingencies
Redeemable noncontrolling interest	2,932	2,298
SHAREHOLDERS' EQUITY:
Common stock (2,066,413,562 shares issued as of December 31, 2013 and 2012, 777,396,505 of which are in the form of ADS as of December 31, 2013 and 2012)	207	207
Treasury stock (77,582,378 and 77,494,385 common shares at cost as of December 31, 2013 and 2012)	(24,482)	(24,462)
Additional paid-in capital	3,019	283
Accumulated other comprehensive loss	(15,030)	(13,676)
Retained earnings	188,217	148,371
Total equity attributable to the Group	151,931	110,723
Nonredeemable noncontrolling interest	4,122	3,268
Total equity	156,053	113,991
Total liabilities and equity	485,524	454,978
LICENSES
CURRENT ASSETS:
INTANGIBLE ASSETS	3,202	3,293
OTHER INTANGIBLE ASSETS
CURRENT ASSETS:
INTANGIBLE ASSETS	38,423	37,727